Additional Information - Financial Statement Schedule I (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
STATEMENTS OF OPERATIONS
Consolidated (loss) income	$ 61,259,650	$ (72,235,840)	$ (266,555,527)
Other comprehensive income (loss):
Foreign currency translation adjustments, net of nil tax	2,376,925	6,197,195	(2,984,550)
Comprehensive (loss) income	63,636,575	(66,038,645)	(269,540,077)
Entities with net asset distribution restrictions
STATEMENTS OF OPERATIONS
Consolidated (loss) income	59,337,685	(72,025,935)	(266,555,392)
Other comprehensive income (loss):
Foreign currency translation adjustments, net of nil tax	2,307,350	6,196,609	(2,984,550)
Comprehensive (loss) income	$ 61,645,035	$ (65,829,326)	$ (269,539,942)